SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 12 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Other accounts payables and accruals:

	December, 31
	2023	2024

Accrued expenses	$2,054	$1,061
Employees payables	603	459
APA payable (see note 1)	700	1,200
Other	564	870
	$3,921	$3,590

Revenue:

	December, 31
	2022	2023	2024

Royalties revenue	$3,883	$1,174	$1,616
Sale of IP and license revenue	-	380	9,796
Support services	-	-	126
Total revenue	$3,883	$1,554	$11,538

Research and development expenses:

	December, 31
	2022	2023	2024

Payroll and related expenses	$6,530	$5,650	$3,592
Clinical and preclinical trials expenses	602	5,745	8,280
Professional consulting and subcontracted work	2,173	10,134	4,647
Other	3,377	2,012	1,284
	$12,682	$23,541	$17,803